Capital structure and financial items - Financial income and expenses - Financial Expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Interest expenses	kr 85	kr 90	kr 65
Foreign exchange loss (net)	1,510	0	335
Financial loss from forward contracts (net)	0	1,346	158
Financial loss from currency options (net)	0	4	83
Capital loss on investments etc	88	25	0
Other financial expenses	72	68	85
Finance costs	kr 1,755	kr 1,533	kr 726